LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of components of lease cost

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease cost (1)	41,595	37,428	34,297
Sublease income	(3,591)	(8,796)	(9,513)
Total lease cost	38,004	28,632	24,784
(1)	Operating lease cost includes short-term lease costs, which was not material in the period presented.

Schedule of components of leases that are recognized on the Balance Sheets

	As of December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	50,357	41,373
Non-cash Right-of-use assets in exchange for new lease liabilities:
Operating leases	1,674	27,700
Weighted average remaining lease term:
Operating leases	2.03 years	2.46 years
Weighted average discount rate:
Operating leases	5.32%	5.24%

Schedule of maturities of lease liabilities under operating leases, after adoption of ASU 2016-02

The following is a maturity analysis of the annual undiscounted cash flows for the year ended December 31, 2023:

Year ending December 31,	RMB
2024	28,269
2025	13,395
2026	5,690
2027	4,093
2028	2,447
Total lease payments	53,894
Less: imputed interest	(3,697)
Present value of lease liabilities	50,197